Other Payables (Schedule of other payables) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Employees and payroll accruals		$ 3,044	$ 2,787
Related parties		86	86
Deferred income		0	12
Grants received in advance	[1]	1,181	445
Other		220	226
Other payables		$ 4,531	$ 3,556

[1]	See also note 18d